PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

9.PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418
Additions	76,403	183,670	684,804	944,877
IAS 16 Amendments	29,314	—	—	29,314
Acquisition (Note 5)	91,204	91,906	—	183,110
Disposals	—	(13,603)	—	(13,603)
Amortization	(231,729)	(414,353)	(147,439)	(793,521)
Transfers between categories	(570)	194,247	(193,677)	—
As at December 31, 2021	$2,124,035	$3,267,566	$2,283,994	$7,675,595
Additions	409,562	506,102	691,167	1,606,831
Acquisition (Note 5)	7,582,824	2,845,447	—	10,428,271
Impairment loss (Note 24)	(55,000)	—	—	(55,000)
Disposals	(6)	(25,964)	—	(25,970)
Amortization	(394,652)	(603,671)	(172,004)	(1,170,327)
Transfers between categories	1,542	264,948	(266,490)	—
As at December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

As at December 31, 2021
Cost(i)	$3,863,284	$6,942,383	$3,289,532	$14,095,199
Accumulated amortization and impairments	(1,739,249)	(3,674,817)	(1,005,538)	(6,419,604)
Carrying value - December 31, 2021(i)	$2,124,035	$3,267,566	$2,283,994	$7,675,595

As at December 31, 2022
Cost	$11,872,806	$10,490,684	$3,714,370	$26,077,860
Accumulated amortization and impairments	(2,204,501)	(4,236,256)	(1,177,703)	(7,618,460)
Carrying value - December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

Note:

(i) Restated to reflect the retrospective application of IAS 16 (Note 3U).

During the year ended December 31, 2022, net additions to Plant and Equipment included $59.6 million of right-of-use assets for lease arrangements entered into during the year (2021 - $41.0 million).

As at December 31, 2022, major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development was $1,277.7 million (2021 - $579.3 million).

During the year ended December 31, 2022, the Company disposed of property, plant and mine development with a carrying value of $25.9 million (2021 - $13.6 million). The net loss on disposal of $8.8 million (2021 - $9.5 million) was recorded in the other expenses line item in the consolidated statements of income.

Geographic Information:

	As at	As at
	December 31,	December 31,
	2022	2021
Canada(i)	$15,228,426	$5,558,800
Australia	1,188,301	—
Finland	1,447,399	1,435,881
Sweden	13,812	13,812
Mexico	573,922	659,469
United States	7,540	7,633
Total property, plant and mine development	$18,459,400	$7,675,595

Note:

(i) Restated to reflect the retrospective application of IAS 16 (Note 3U).